Management of Financial Risk (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 14, 2021	Jan. 31, 2020	May 16, 2019
Statement [Line Items]
Accounts payable and accrued liabilities	$ 3,341,261	$ 4,503,217
Financial guarantee liability	901,095	182,200
Convertible debenture	(237,880)	$ (500,000)	$ 102,389	$ 0	$ 250,000
Loans payable	40,000
0 - 12 Months [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	3,341,261
Due to related party	144,867
Financial guarantee liability	218,780
Convertible debenture	237,880
Warrant liabilities	353
Loans payable	40,000
Over 12 Months [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Due to related party	0
Financial guarantee liability	864,515
Convertible debenture	0
Warrant liabilities	0
Loans payable	$ 34,559